Statements of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	R$ 3,029,191	R$ 2,283,047
Trade receivables	1,843,333	1,672,595
Accounts receivable from related parties	174,148	180,773
Inventories	65,596	85,671
Restricted cash	31,900	18,822
Recoverable taxes	380,703	276,585
Other receivables	77,371	56,592
Total current assets	5,602,242	4,574,085
Noncurrent assets
Trade receivables	209,083	215,910
Accounts receivable from related parties	669,102	634,387
Escrow deposits	152,018	122,686
Water National Agency - ANA	49,136	70,487
Other receivables	103,310	113,123
Investments	44,587	36,932
Investment properties	47,620	57,652
Contract asset	7,407,948	0
Intangible assets	29,012,460	33,466,132
Property, plant and equipment	267,612	255,050
Total noncurrent assets	37,962,876	34,972,359
Total assets	43,565,118	39,546,444
Current liabilities
Trade payables and contractors	465,993	344,947
Current portion of long-term borrowings and financing	2,103,612	1,746,755
Accrued payroll and related taxes	564,830	588,073
Taxes and contributions	200,563	183,965
Interest on capital	673,765	598,612
Provisions	458,387	607,959
Services payable	454,022	408,275
Public-Private Partnership - PPP	137,827	60,007
Program Contract Commitments	230,695	128,802
Other liabilities	108,938	104,485
Total current liabilities	5,398,632	4,771,880
Noncurrent liabilities
Borrowings and financing	11,049,184	10,354,211
Deferred income tax and social contribution	261,242	36,754
Deferred Cofins and PASEP	140,830	130,182
Provisions	434,475	470,245
Pension obligations	2,970,009	2,932,338
Public-Private Partnership - PPP	3,275,297	3,011,409
Program Contract Commitments	142,314	110,698
Other liabilities	341,447	215,718
Total noncurrent liabilities	18,614,798	17,261,555
Total liabilities	24,013,430	22,033,435
Equity
Capital stock	15,000,000	10,000,000
Earnings reserves	5,100,783	8,051,110
Other comprehensive loss	(549,095)	(538,101)
Total equity	19,551,688	17,513,009
Total equity and liabilities	R$ 43,565,118	R$ 39,546,444